Schedule of Black Scholes Option Pricing Model (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	92.00%	87.00%	87.00%
Expected volatility, maximum	96.00%	88.00%	92.00%
Risk-free interest rate, minimum	4.00%	3.40%	3.40%
Risk-free interest rate, maximum	4.40%	3.90%	4.40%
Minimum [Member]
Expected life (in years)	5 years 3 months	5 years	5 years
Maximum [Member]
Expected life (in years)	6 years	6 years	6 years